Exhibit 99.1

Hyundai Auto Receivables Trust 2017-A

Monthly Servicing Report

Collection Period	May 2017
Distribution Date	06/15/17
Transaction Month	3
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 10, 2017
Closing Date:	March 29, 2017

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,297,276,907.15	71,274	3.31%	57.31
Original Adj. Pool Balance:		$1,241,432,654.96

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$294,000,000.00	22.663%	1.10000%		April 16, 2018
Class A-2-A Notes	Fixed	$294,730,000.00	22.719%	1.48000%		February 18, 2020
Class A-2-B Notes	Floating	$105,270,000.00	8.115%	LIBOR + 0.08%		February 18, 2020
Class A-3 Notes	Fixed	$368,430,000.00	28.400%	1.76000%		August 16, 2021
Class A-4 Notes	Fixed	$88,370,000.00	6.812%	2.09000%		April 17, 2023
Class B Notes	Fixed	$22,350,000.00	1.723%	2.38000%		April 17, 2023
Class C Notes	Fixed	$37,250,000.00	2.871%	2.53000%		November 15, 2023
Total Securities		$1,210,400,000.00	93.303%

Overcollateralization		$31,032,654.96	2.392%
YSOA		$55,844,252.19	4.305%
Total Original Pool Balance		$1,297,276,907.15	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$178,370,152.20	0.6067012	$140,875,034.98	0.4791668	$37,495,117.22
Class A-2-A Notes	$294,730,000.00	1.0000000	$294,730,000.00	1.0000000	$-
Class A-2-B Notes	$105,270,000.00	1.0000000	$105,270,000.00	1.0000000	$-
Class A-3 Notes	$368,430,000.00	1.0000000	$368,430,000.00	1.0000000	$-
Class A-4 Notes	$88,370,000.00	1.0000000	$88,370,000.00	1.0000000	$-
Class B Notes	$22,350,000.00	1.0000000	$22,350,000.00	1.0000000	$-
Class C Notes	$37,250,000.00	1.0000000	$37,250,000.00	1.0000000	$-
Total Securities	$1,094,770,152.20	0.9044697	$1,057,275,034.98	0.8734923	$37,495,117.22

Weighted Avg. Coupon (WAC)	3.30%		3.30%
Weighted Avg. Remaining Maturity (WARM)	54.85		53.92
Pool Receivables Balance	$1,185,077,467.93		$1,147,604,986.73
Remaining Number of Receivables	68,097		67,123

Adjusted Pool Balance	$1,134,410,096.27		$1,098,787,225.10

III. COLLECTIONS

Principal:
Principal Collections	$36,511,120.03
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$234,608.80
Total Principal Collections	$36,745,728.83

Interest:
Interest Collections	$3,181,700.65
Late Fees & Other Charges	$52,625.43
Interest on Repurchase Principal	$-
Total Interest Collections	$3,234,326.08

Collection Account Interest	$19,236.62
Reserve Account Interest	$1,760.73
Servicer Advances	$-

Total Collections	$40,001,052.26

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Hyundai Auto Receivables Trust 2017-A

Monthly Servicing Report

Collection Period	May 2017
Distribution Date	06/15/17
Transaction Month	3
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$40,001,052.26
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$40,001,052.26

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$987,564.56	$-	$987,564.56	987,564.56
	Collection Account Interest					$19,236.62
	Late Fees & Other Charges					$52,625.43
Total due to Servicer						$1,059,426.61

2.	Class A Noteholders Interest:
	Class A-1 Notes		$168,956.17		$168,956.17
	Class A-2-A Notes		$363,500.33		$363,500.33
	Class A-2-B Notes		$96,913.93		$96,913.93
	Class A-3 Notes		$540,364.00		$540,364.00
	Class A-4 Notes		$153,911.08		$153,911.08
	Total Class A interest:		$1,323,645.51		$1,323,645.51	1,323,645.51

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$44,327.50		$44,327.50	44,327.50

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$78,535.42		$78,535.42	78,535.42

	Available Funds Remaining:					$37,495,117.22

7.	Regular Principal Distribution Amount:					37,495,117.22

			Distributable Amount		Paid Amount
	Class A-1 Notes				$37,495,117.22
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$38,191,637.37		$37,495,117.22
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$38,191,637.37		$37,495,117.22

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$50,667,371.66
Beginning Period Amount	$50,667,371.66
Current Period Amortization	$1,849,610.03
Ending Period Required Amount	$48,817,761.63
Ending Period Amount	$48,817,761.63
Next Distribution Date Required Amount	$47,001,346.17

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Hyundai Auto Receivables Trust 2017-A

Monthly Servicing Report

Collection Period	May 2017
Distribution Date	06/15/17
Transaction Month	3
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,103,581.64
Beginning Period Amount	$3,103,581.64
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,103,581.64
Ending Period Amount	$3,103,581.64

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$39,639,944.07	$41,512,190.12	$42,208,710.27
Overcollateralization as a % of Original Adjusted Pool	3.19%	3.34%	3.40%
Overcollateralization as a % of Current Adjusted Pool	3.49%	3.78%	3.84%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	99.22%	66,597	99.16%	$1,138,005,209.14
30 - 60 Days	0.63%	424	0.66%	$7,631,456.61
61 - 90 Days	0.12%	83	0.14%	$1,583,078.24
91-120 Days	0.03%	19	0.03%	$385,242.74
121 + Days	0.00%	0	0.00%	$-
Total		67,123		$1,147,604,986.73

Delinquent Receivables 30+ Days Past Due
Current Period	0.78%	526	0.84%	$9,599,777.59
1st Preceding Collection Period	0.58%	392	0.61%	$7,190,333.22
2nd Preceding Collection Period	0.41%	283	0.42%	$5,188,664.00
3rd Preceding Collection Period
Four-Month Average	0.59%		0.62%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.17%
Delinquency Percentage exceeds Delinquency Trigger (Y/N)			No

Repossession in Current Period		51		$880,909.70
Repossession Inventory		67		$779,520.13

Current Charge-Offs
Gross Principal of Charge-Offs				$961,361.17
Recoveries				$(234,608.80)
Net Loss				$726,752.37

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.74%

Average Pool Balance for Current Period				$1,166,341,227.33

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.75%
1st Preceding Collection Period				0.28%
2nd Preceding Collection Period				0.12%
3rd Preceding Collection Period
Four-Month Average				0.38%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		63	150	$1,543,882.36
Recoveries		40	81	$(413,299.67)
Net Loss				$1,130,582.69
Cumulative Net Loss as a % of Initial Pool Balance				0.09%

Net Loss for Receivables that have experienced a Net Loss *		46	118	$1,131,855.54
Average Net Loss for Receivables that have experienced a Net Loss				$9,592.00

Principal Balance of Extensions				$2,005,093.55
Number of Extensions				104

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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